Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Game-related service
Maximum period for recognition of revenues after purchase of in-game credits	1 month
Data licensing arrangement period	1 year
Cost of revenues
Taxes assessed by governmental authority	$ 138,300	$ 88,100	$ 73,800
Advertising expense
Advertising expenses	$ 268,300	123,400	111,600
Operating leases
Maximum initial lease term of office space	6 years
Foreign currency
Foreign currency translation adjustments recorded in other comprehensive (loss)/income	$ 87,258	(72,399)	(37,009)
Net foreign currency transaction income (loss)	$ (2,000)	300	$ (4,700)
Comprehensive income (loss)
Period of time within which results of equity method earnings are recognized in arrears	3 months
Recent accounting pronouncements
Accumulated other comprehensive income	$ 90,696	60,405
Retained earnings	$ 37,670	$ 435,117
ASU 2016-1
Recent accounting pronouncements
Accumulated other comprehensive income				$ (38,700)
Retained earnings				$ 38,700
Stock Options
Stock-based compensation
Vesting period	4 years
Service-based restricted share units
Stock-based compensation
Vesting period	4 years
Advertising
Cost of revenues
VAT and surcharges (as a percent)	6.70%
Cultural business construction fees (as a percent)	3.00%
Other non-advertising revenues
Cost of revenues
VAT and surcharges (as a percent)	6.70%